Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5.  Goodwill and Intangible Assets
The Company assesses the value of its goodwill at the reporting unit level under either a qualitative or quantitative approach. When applying a qualitative approach, the Company assesses the likelihood of goodwill impairment to assess whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. On October 1, 2024, the Company performed its annual impairment assessment, under a qualitative approach, and as a result no impairment was recognized in the current period as a result of the Company’s assessment. Further, no significant events or conditions occurred during the quarter ended December 31, 2024 that would have affected the conclusions of the Company’s annual assessment.
A summary of the change in the carrying amount of goodwill for the year ended December 31, 2024 is as follows:

Balance at December 31, 2023	$56,046

Acquisitions	13,250

Balance at December 31, 2024	$69,296

Intangible assets consist primarily of customer lists and trademarks related to the businesses acquired. Customer lists, trademarks and other intangible assets are amortized on a straight-line basis over the period of their estimated useful lives as follows:

Customer lists	9 to 10 years

Trademarks and other intangible assets	5 to 20 years
The carrying amount and accumulated amortization of the customer lists, trademarks and other intangible assets as of December 31 are as follows:

	2023			2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:

Customer lists	$42,267	$(31,978)	$10,289	$47,953	$(34,889)	$13,064

Trademarks and other intangible assets	7,181	(5,491)	1,690	7,731	(5,883)	1,848

Total intangible assets	$49,448	$(37,469)	$11,979	$55,684	$(40,772)	$14,912

Amortization expense related to finite-lived intangible assets for the years ended December 31, 2023 and 2024 was $3,068 and $3,302, respectively.

The estimated amortization expense for the next five years ending December 31 and thereafter is as follows:

2025	$3,290

2026	2,748

2027	2,290

2028	1,967

2029	1,569

Thereafter	3,048

Total	$14,912